SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jul. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Compensation Expense Related to Employee Stock Options, Employee Stock Purchases and Nonvested Shares	The following table summarizes share-based compensation expense for the fiscal years ended July 31, 2021 and 2020:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Selling, general and administrative	591	720
	$591	$720

Summary of Option Activity
A summary of option activity for the fiscal year ended July 31, 2021 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
	(In thousands, except exercise price and years)
Stock options outstanding, July 31, 2020	174	$4.30
Granted	—	—
Exercised	—	—
Forfeited or expired	(162)	4.37
Stock options outstanding, July 31, 2021	12	3.41	0.2
Stock options exercisable, July 31, 2021	12	$3.41	0.2

Summary of Activity of Nonvested Stock
A summary of the activity of the Company's restricted stock for the fiscal year ended July 31, 2021, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
	(Share amounts in thousands)
Nonvested stock outstanding, July 31, 2020	1,345	$0.95
Granted	416	1.32
Vested	(645)	0.94
Forfeited	—	—
Nonvested stock outstanding, July 31, 2021	1,116	$1.09